Business (Details) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 04, 2026 USD ($) shares	Mar. 23, 2026 USD ($) shares	Jun. 30, 2026 USD ($) state item property	Mar. 31, 2026 USD ($)	Jun. 30, 2026 USD ($) state item property	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Property count | property			41		41
Number of units | item			11,420		11,420
Number of states | state			13		13
Payments of offering costs				$ 8,000	$ 6,789	$ 0	$ 2,113
Interest income from sale of stock transaction			$ 11,000		$ 12,000
IPO
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of common stock in connection with initial public offering, net of underwriting fees		$ 966,000
Payments of offering costs		$ 65,000
Follow-On Public Offering
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments of offering costs	$ 1,000
Proceeds from issuance of common stock	719,000
Over-Allotment Option
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments of offering costs	$ 28,000
Common Class A-1 | IPO | Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction (in shares) | shares		48,300,000
Common Class A-1 | Follow-On Public Offering
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction (in shares) | shares	25,000,000
Common Class A-1 | Over-Allotment Option
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction (in shares) | shares	3,750,000
Sale of stock, period of duration for underwriters	30 days
Florida and Texas | Geographic area of total units | State:
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk (as a percent)					64.00%